Advances from stockholder consisted of the following (Details) (USD $)	Oct. 31, 2013	Jan. 31, 2013
Advances from stockholder consisted of as Follows:
Advances from stockholders.	$ 99,951	$ 23,000
Total Advances from stockholders	$ 99,951	$ 23,000